Employee benefit obligations - Disclosure of Financial and Demographic Assumptions (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Austria
Disclosure of defined benefit plans [line items]
Discount rate	3.75%	3.25%
Inflation rate	0.00%	0.00%
Future salary increases	3.50%	4.00%
Duration in years	8 years 3 months 7 days	9 years 4 months 28 days
Expected contributions to be paid to plan for next annual reporting period	€ 0	€ 0
Austria | Male
Disclosure of defined benefit plans [line items]
Retirement age	65 years	62 years
Austria | Female
Disclosure of defined benefit plans [line items]
Retirement age	60 years	62 years
Switzerland
Disclosure of defined benefit plans [line items]
Discount rate	1.30%	1.50%
Inflation rate	1.00%	1.25%
Future salary increases	1.50%	1.50%
Duration in years	17 years 11 months 8 days	16 years 3 months 14 days
Expected contributions to be paid to plan for next annual reporting period	€ 726	€ 802
Switzerland | Male
Disclosure of defined benefit plans [line items]
Retirement age	65 years	65 years
Switzerland | Female
Disclosure of defined benefit plans [line items]
Retirement age	65 years	64 years
France
Disclosure of defined benefit plans [line items]
Discount rate	3.75%	3.50%
Inflation rate	0.00%	0.00%
Future salary increases	3.00%	3.00%
Duration in years	13 years 10 months 2 days	13 years 10 months 6 days
Expected contributions to be paid to plan for next annual reporting period	€ 0	€ 0
France | Male
Disclosure of defined benefit plans [line items]
Retirement age	64 years
France | Female
Disclosure of defined benefit plans [line items]
Retirement age	62 years
Italy
Disclosure of defined benefit plans [line items]
Discount rate	3.75%	3.25%
Inflation rate	2.00%	2.50%
Future salary increases	0.00%	0.00%
Duration in years	8 years 1 month 9 days	9 years 14 days
Expected contributions to be paid to plan for next annual reporting period	€ 0	€ 0
Italy | Male
Disclosure of defined benefit plans [line items]
Retirement age	67 years	67 years
Italy | Female
Disclosure of defined benefit plans [line items]
Retirement age	67 years	67 years
Korea
Disclosure of defined benefit plans [line items]
Discount rate	3.50%	4.25%
Inflation rate	0.00%	0.00%
Future salary increases	3.00%	3.00%
Duration in years	10 years 5 months 1 day	10 years 8 months 26 days
Expected contributions to be paid to plan for next annual reporting period	€ 0	€ 0
Korea | Male
Disclosure of defined benefit plans [line items]
Retirement age	60 years	60 years
Korea | Female
Disclosure of defined benefit plans [line items]
Retirement age	60 years	60 years